Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.09%	10.95%	9.10%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.91%	10.01%	7.78%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.92%	8.57%	7.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	16.99%	11.42%	8.92%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	19.19%	12.56%	10.02%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	19.24%	12.59%	10.10%
S&P 500® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	26.27%	15.68%	12.02%